UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	610 Market Street
Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq.
610 Market Street
Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	March 31, 2021

Item 1. Reports to Stockholders

Annual report

Fixed income mutual fund

Delaware Investments Ultrashort Fund

March 31, 2021

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.
Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers, we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Investments Ultrashort Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise.

The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of March 31, 2021, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2021 Macquarie Management Holdings, Inc.

Portfolio management review
Delaware Investments Ultrashort Fund	March 31, 2021 (Unaudited)

Performance preview (for the year ended March 31, 2021)
Delaware Investments Ultrashort Fund (Institutional Class shares)	1-year return	+3.52%
Delaware Investments Ultrashort Fund (Class A shares)	1-year return	+3.42%
ICE BofA US 6-Month Treasury Bill Index (benchmark)	1-year return	+0.16%
Past performance does not guarantee future results.

For complete, annualized performance for Delaware Investments Ultrashort Fund, please see the table on page 4. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

Please see page 8 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Investment objective

The Fund seeks total return to the extent consistent with a relatively low volatility of principal.

Market review

Over the 12 months – which may have felt like 12 years – ended March 31, 2021, the global pandemic shaped the investment and interest rate environment and created uncertainties that affected US and global economic growth. It was the impetus for the unprecedented levels of fiscal and monetary support the US government and the US Federal Reserve provided and was also indirectly responsible for the sharp rebound in financial markets.

It was a year of sharp contrasts. In March and April 2020, given the widespread and indiscriminate liquidation of assets and extreme market volatility, managing the market meltdown was highly challenging. At the time, the Fund’s assets, including high-quality short-duration bonds, were under significant selling pressure. Money managers with a variety of mandates, including those holding medium- and long-duration bonds, also faced massive fund redemptions. Many managers were forced to sell their highest quality, short duration bonds, as they tried to minimize the impact on their funds. But

Overall, the Fund’s short-duration high-quality investment grade corporate bonds performed quite well, particularly in the industrials, communications, and consumer cyclicals sectors. Corporate bonds issued by financial institutions, including banks, likewise aided performance. Asset-backed securities (ABS) along with cash securities also contributed to the Fund’s performance.

In contrast, utilities lagged other investment grade sectors within the Fund’s portfolio. Within ABS, autos were a laggard, along with the Fund’s modest allocation to collateralized loan obligations.

Portfolio management review
Delaware Investments Ultrashort Fund

then, just as suddenly, in response to massive monetary and fiscal stimulus, investments experienced a tremendous rebound.

Within the Fund

For the fiscal year ended March 31, 2021, Delaware Investments Ultrashort Fund Institutional Class shares advanced 3.52%. The Fund’s Class A shares gained 3.42% at net asset value and 1.34% at maximum offer price. These figures reflect all distributions reinvested. For the same period, the Fund’s benchmark, the ICE BofA US 6-Month Treasury Bill Index, gained 0.16%. Complete annualized performance for Delaware Investments Ultrashort Fund is shown in the table on page 4.

During the selloff last spring, at the start of the fiscal year, the Fund’s assets came under selling pressure as we raised cash liquidity. Although this affected high-quality assets, those same assets subsequently bounced back strongly.

Overall, the Fund’s short-duration high-quality investment grade corporate bonds performed quite well, particularly in the industrials, communications, and consumer cyclicals sectors. Corporate bonds issued by financial institutions, including banks, likewise aided performance. Asset-backed securities (ABS) along with cash securities also contributed to the Fund’s performance.

Accordingly, we shortened duration within the Fund to remain invested in assets that we believed would benefit from a strong reopening of the economy and be somewhat protected from the interest rate risk associated with rising longer-term rates. Generally, financial institutions, and particularly banking issues, tend to perform quite well in a time of yield-curve steepening. In anticipation of rising interest rates, we sought to shorten the Fund’s overall duration. Both moves benefited the Fund during the fiscal year.

In terms of factors that detracted from relative performance, we think we could have acted more quickly to shorten the Fund’s duration. Because of that timing, we may have left potential return on the table relative to the Fund’s peers. Owning certain money market securities in our effort to shorten the Fund’s duration also detracted from overall relative performance. While the money market assets provided important liquidity for the Fund, they also returned less than other short-duration holdings.

In assessing ongoing risks and opportunities, we see rising interest rates as presenting both. Rising rates are reflective of economic growth, which is a positive, but can present a challenge as well. We see potential for the Fund to benefit from holding corporate bonds that tend to perform well in a growing economy, such as those issued by financial institutions, which did well during the first quarter of 2021.

We remain focused on sectors that we believe should perform well in a growing economy, while seeking to limit the Fund’s duration, or exposure to interest rate risk. In other words, we have consciously increased the Fund’s exposure to credit risk and dialed down its interest rate risk exposure in what we view as a positive economic environment where credit concerns generally take a back seat to duration.

The Fund’s mandate is to maintain a relative balance between short-term investment grade corporate bonds and structured securities. The portfolio generally constitutes about 40% investment grade corporate bonds and another 45%-50% that is largely made up of ABS and commercial mortgage-backed securities (CMBS), with approximately 10% in money market instruments as a liquidity buffer. We have the flexibility to add another 5%-10% in high-quality corporate bonds. This would come from the Fund’s allocation to structured securities. From the standpoint of diversification and flexibility, we do not stray far from these allocations, since we are mindful that the Fund’s overall credit quality is higher than most of its peers.

As of fiscal year end, we continue to monitor the risk of rising inflation. If we were to consider inflation a heightened risk, we would likely rotate out of certain holdings, including utilities and ABS, and look toward areas that we believe would have the potential to benefit from rising inflation, such as residential mortgage-backed securities (RMBS), CMBS, and floating-rate securities.

Performance summary
Delaware Investments Ultrashort Fund	March 31, 2021 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through March 31, 2021
	1 year	5 year	10 year	Lifetime
Class A (Est. March 10, 1988)
Excluding sales charge	+3.42%	+1.51%	+0.81%	+2.68%
Including sales charge	+1.34%	+1.11%	+0.61%	+2.62%
Class C (Est. November 29, 1995)
Excluding sales charge	+3.42%	+1.51%	+0.81%	+1.61%
Including sales charge	+2.42%	+1.51%	+0.81%	+1.61%
Class L (Est. June 30, 1978)*
Excluding sales charge	+3.42%	+1.51%	+0.81%	+4.48%
Including sales charge	+3.42%	+1.51%	+0.81%	+4.48%
Institutional Class (Est. January 5, 2016)
Excluding sales charge	+3.52%	+1.53%	—	+1.54%
Including sales charge	+3.52%	+1.53%	—	+1.54%
ICE BofA US 6-Month Treasury Bill Index	+0.16%	+1.40%	+0.81%	+3.36%	**

*	In conjunction with the conversion, Class A shares became Class L shares and Consultant Class shares became Class A shares.
**	The benchmark lifetime return is for Class A share comparison only and is calculated using the last business day in the month of the Fund’s Class A inception date.
[1]	Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 2.00%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual

12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed. A sales load was not applicable for periods prior to January 5, 2016 for Class A and Class C shares.

The Fund’s distributor, Delaware Distributors, L.P. (Distributor), has also contracted to limit the Fund’s Class A and Class C shares’ 12b-1 fee to 0.00% of the respective share classes’ average daily net assets from April 1, 2020 through March 31, 2021.* These waivers and reimbursements may only be terminated by agreement of the Manager or Distributor, as applicable, and the Fund.

Class L shares are available only to Fund shareholders who held Class A shares of the Fund prior to the conversion of the Fund. Class L shares are closed to all additional purchases.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

International investments entail risks including fluctuation in currency values, differences in accounting principles, or economic or political instability. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility, lower trading volume, and higher risk of market closures. In many emerging markets, there is substantially less publicly available information and the available information may be incomplete or misleading. Legal claims are generally more difficult to pursue.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivatives transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

Interest payments on inflation-indexed debt securities will vary as the principal and/or interest is adjusted for inflation.

IBOR risk is the risk that changes related to the use of the London interbank offered rate (LIBOR) or similar rates (such as EONIA) could have adverse impacts on financial instruments that reference these rates. The abandonment of these rates and transition to alternative rates could affect the value and liquidity of instruments that reference them and could affect investment strategy performance.

The disruptions caused by natural disasters, pandemics, or similar events could prevent the Fund from executing advantageous investment decisions in a timely manner and could negatively impact the Fund’s ability to achieve its investment objective and the value of the Fund’s investments.

Performance summary
Delaware Investments Ultrashort Fund

[2]	The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.40% of the Fund’s average daily net assets from April 1, 2020 to March 31, 2021.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

				Institutional
Fund expense ratios	Class A	Class C	Class L	Class
Total annual operating expenses
(without fee waivers)	0.97%	1.72%	0.72%	0.72%
Net expenses (including fee
waivers, if any)	0.40%	0.40%	0.40%	0.40%
Type of waiver	Contractual	Contractual	Contractual	Contractual

*	The aggregate contractual waiver period covering this report is from July 26, 2019 through July 29, 2021.

Performance of a $10,000 investment1

Class A shares
Average annual total returns from March 31, 2011 through March 31, 2021

For period beginning March 31, 2011 through March 31, 2021	Starting value	Ending value
ICE BofA US 6-Month Treasury Bill Index	$10,000	$10,836
Delaware Investments Ultrashort Fund — Class A shares	$9,800	$10,624

Institutional Class shares
Average annual total returns from January 5, 2016 (inception date) through March 31, 2021

For period beginning March 31, 2011 through March 31, 2021	Starting value	Ending value
Delaware Investments Ultrashort Fund — Institutional Class shares	$10,000	$10,832
ICE BofA US 6-Month Treasury Bill Index	$10,000	$10,738

Performance summary
Delaware Investments Ultrashort Fund

[1]

The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on March 31, 2010, and includes the effect of a 2.00% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the ICE BofA US 6–Month Treasury Bill Index as of March 31, 2011.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on Jan. 5, 2016, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the ICE BofA US 6–Month Treasury Bill Index as of December 31, 2015.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 4 through 8.

The ICE BofA US 6–Month Treasury Bill Index tracks the performance of US Treasury bills with a maturity of six months. The index comprises a single Treasury issue purchased at the beginning of the month, which is then sold at the end of the month and rolled into a newly selected issue that matures closest to, but not beyond, six months from the transaction date (known as the rebalancing date).

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DLTAX	245910609
Class C	DLTCX	245910708
Class L	DLTLX	245910807
Institutional Class	DULTX	245910500

Disclosure of Fund expenses
For the six-month period from October 1, 2020 to March 31, 2021 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from October 1, 2020 to March 31, 2021.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses
For the six-month period from October 1, 2020 to March 31, 2021 (Unaudited)

Delaware Investments Ultrashort Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	10/1/20	3/31/21	Expense Ratio	10/1/20 to 3/31/21*
Actual Fund return†
Class A	$1,000.00	$1,001.60	0.40%	$2.00
Class C	1,000.00	1,001.60	0.40%	2.00
Class L	1,000.00	1,001.60	0.40%	2.00
Institutional Class	1,000.00	1,002.60	0.40%	2.00
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,022.94	0.40%	$2.02
Class C	1,000.00	1,022.94	0.40%	2.02
Class L	1,000.00	1,022.94	0.40%	2.02
Institutional Class	1,000.00	1,022.94	0.40%	2.02

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector allocation
Delaware Investments Ultrashort Fund	As of March 31, 2021 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications.

Security type / sector	Percentage of net assets
Agency Collateralized Mortgage Obligations	4.13%
Agency Commercial Mortgage-Backed Security	1.95%
Collateralized Debt Obligations	2.20%
Corporate Bonds	33.49%
Banking	1.68%
Banks	7.99%
Capital Goods	2.85%
Communications	4.76%
Consumer Cyclical	1.65%
Consumer Non-Cyclical	3.33%
Electric	9.85%
Financials	1.38%
Non-Agency Asset-Backed Securities	41.87%
Non-Agency Collateralized Mortgage Obligations	1.68%
Commercial Paper	10.71%
Total Value of Securities	96.03%
Receivables and Other Assets Net of Liabilities	3.97%
Total Net Assets	100.00%

Schedule of investments
Delaware Investments Ultrashort Fund	March 31, 2021

	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations – 4.13%
Freddie Mac Structured Agency Credit Risk REMIC
Trust
Series 2020-DNA6 M1 144A 0.917% (SOFR +
0.90%) 12/25/50 #, ●	1,752,902	$1,753,924
Series 2021-DNA1 M1 144A 0.667% (SOFR +
0.65%) 1/25/51 #, ●	1,000,000	998,800
Series 2021-HQA1 M1 144A 0.717% (SOFR +
0.70%) 8/25/33 #, ●	1,000,000	998,755
Total Agency Collateralized Mortgage Obligations (cost $3,752,902)		3,751,479

Agency Commercial Mortgage-Backed Security – 1.95%
FREMF Mortgage Trust
Series 2014-K717 B 144A 3.625% 11/25/47 #, ●	1,750,000	1,768,404
Total Agency Commercial Mortgage-Backed Security (cost $1,774,998)		1,768,404

Collateralized Debt Obligations – 2.20%
Ares LVIII
Series 2020-58A X 144A 1.036% (LIBOR03M +
0.80%, Floor 0.80%) 1/15/33 #, ●	1,000,000	999,741
Symphony
Series 2020-24A X 144A 1.024% (LIBOR03M +
0.80%, Floor 0.80%) 1/23/32 #, ●	1,000,000	999,744
Total Collateralized Debt Obligations (cost $2,000,000)		1,999,485

Corporate Bonds – 33.49%
Banking – 1.68%
Morgan Stanley 1.413% (LIBOR03M + 1.22%)
5/8/24 ●	1,500,000	1,523,905
		1,523,905
Banks – 7.99%
Bank of America 1.218% (LIBOR03M + 1.00%)
4/24/23 ●	1,500,000	1,512,958
Citigroup 1.292% (LIBOR03M + 1.10%) 5/17/24 ●	1,500,000	1,522,078
Goldman Sachs Group 1.79% (LIBOR03M + 1.60%)
11/29/23 ●	1,250,000	1,286,979
JPMorgan Chase & Co. 1.118% (LIBOR03M +
0.90%) 4/25/23 ●	1,410,000	1,421,028
Truist Bank 0.741% (SOFR + 0.73%) 3/9/23 ●	1,500,000	1,515,558
		7,258,601

	Principal amount°	Value (US $)
Corporate Bonds (continued)
Capital Goods – 2.85%
Caterpillar Financial Services 2.95% 2/26/22	1,062,000	$1,087,583
Otis Worldwide 0.644% (LIBOR03M + 0.45%)
4/5/23 ●	1,500,000	1,500,081
		2,587,664
Communications – 4.76%
Deutsche Telekom International Finance 144A
1.95% 9/19/21 #	1,500,000	1,508,862
Fox 3.666% 1/25/22	1,500,000	1,539,787
Verizon Communications 1.298% (LIBOR03M +
1.10%) 5/15/25 ●	1,250,000	1,278,616
		4,327,265
Consumer Cyclical – 1.65%
7-Eleven 144A 0.625% 2/10/23 #	1,500,000	1,501,165
		1,501,165
Consumer Non-Cyclical – 3.33%
AbbVie
0.832% (LIBOR03M + 0.65%) 11/21/22 ●	1,405,000	1,414,086
2.15% 11/19/21	1,595,000	1,613,109
		3,027,195
Electric – 9.85%
American Electric Power 3.65% 12/1/21	1,250,000	1,277,142
DTE Energy 2.60% 6/15/22	1,500,000	1,535,797
Exelon Generation 3.40% 3/15/22	3,000,000	3,076,153
NextEra Energy Capital Holdings 2.403% 9/1/21	1,500,000	1,512,986
PPL Capital Funding 4.20% 6/15/22	1,500,000	1,550,981
		8,953,059
Financials – 1.38%
Aviation Capital Group 144A 1.141% (LIBOR03M +
0.95%) 6/1/21 #, ●	1,250,000	1,250,097
		1,250,097
Total Corporate Bonds (cost $30,257,194)		30,428,951

Non-Agency Asset-Backed Securities – 41.87%
American Express Credit Account Master Trust
Series 2018-6 A 3.06% 2/15/24	1,000,000	1,008,100
ARI Fleet Lease Trust
Series 2018-A A3 144A 2.84% 10/15/26 #	2,083,194	2,101,437
Avis Budget Rental Car Funding AESOP
Series 2016-2A A 144A 2.72% 11/20/22 #	2,000,000	2,019,469

Schedule of investments
Delaware Investments Ultrashort Fund

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
CarMax Auto Owner Trust
Series 2017-4 A4 2.33% 5/15/23	2,000,000	$2,018,185
Carvana Auto Receivables Trust
Series 2021-P1 A2 0.28% 3/11/24	1,500,000	1,499,607
Chase Auto Credit Linked Notes
Series 2020-2 B 144A 0.84% 2/25/28 #	1,916,297	1,918,373
Citibank Credit Card Issuance Trust
Series 2017-A7 A7 0.474% (LIBOR01M + 0.37%)
8/8/24 ●	1,000,000	1,004,106
Daimler Trucks Retail Trust
Series 2020-1 A2 1.14% 4/15/22	561,928	562,765
Dell Equipment Finance Trust
Series 2019-2 A2 144A 1.95% 12/22/21 #	1,665,136	1,671,391
Series 2020-2 A2 144A 0.47% 10/24/22 #	2,000,000	2,002,292
Series 2021-1 A2 144A 0.33% 5/22/26 #	1,000,000	999,613
Dryden 83
Series 2020-83A X 144A 0.987% (LIBOR03M +
0.75%, Floor 0.75%) 1/18/32 #, ●	2,000,000	1,999,486
Ford Credit Auto Lease Trust
Series 2020-A A2 1.80% 7/15/22	596,450	598,040
Ford Credit Auto Owner Trust
Series 2017-1 A 144A 2.62% 8/15/28 #	2,000,000	2,039,468
GM Financial Automobile Leasing Trust
Series 2020-3 A2A 0.35% 11/21/22	1,437,442	1,438,322
Honda Auto Receivables Owner Trust
Series 2019-4 A3 1.83% 1/18/24	970,000	986,140
Hyundai Auto Lease Securitization Trust
Series 2020-A A3 144A 1.95% 7/17/23 #	1,510,000	1,528,773
Series 2021-A B 144A 0.61% 10/15/25 #	1,500,000	1,498,419
Hyundai Auto Receivables Trust
Series 2019-B A2 1.93% 7/15/22	177,062	177,346
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	139,727	139,819
MMAF Equipment Finance
Series 2020-BA A2 144A 0.38% 8/14/23 #	2,000,000	2,001,735
PFS Financing
Series 2020-B A 144A 1.21% 6/15/24 #	2,000,000	2,018,677
Verizon Owner Trust
Series 2018-A A1A 3.23% 4/20/23	767,814	775,359
Series 2019-C A1A 1.94% 4/22/24	2,000,000	2,034,472

	Principal amount°	Value (US $)
Non-Agency Asset-Backed Securities (continued)
Verizon Owner Trust
Series 2020-C A 0.41% 4/21/25	2,000,000	$2,000,471
Volvo Financial Equipment
Series 2020-1A A2
144A 0.37% 4/17/23 #	2,000,000	2,000,937
Total Non-Agency Asset-Backed Securities (cost $38,032,380)		38,042,802

Non-Agency Collateralized Mortgage Obligations — 1.68%
Freddie Mac Structured Agency Credit Risk Debt
Notes
Series 2020-HQA5 M1 144A 1.117% (SOFR +
0.65%) 11/25/50 #, ●	1,522,259	1,523,994
Total Non-Agency Collateralized Mortgage Obligations (cost $1,522,259)		1,523,994

Commercial Paper — 10.71%
Banks — 10.71%
Lloyds Bank Corporate Markets
0.19% 6/4/21	638,000	637,864
0.29% 9/16/21	1,000,000	999,244
National Bank of Canada 0.18% 9/20/21	3,000,000	2,997,650
Societe Generale
0.24% 10/20/21	2,000,000	1,998,117
0.261% 2/1/22	1,000,000	998,371
0.261% 2/15/22	500,000	499,126
Svenska Handelsbanken 0.18% 9/3/21	1,000,000	999,354
Swedbank 0.22% 4/21/21	600,000	599,980
		9,729,706
Total Commercial Paper (cost $9,727,297)		9,729,706
Total Value of Securities—96.03%
(cost $87,067,030)		$87,244,821

°	Principal amount shown is stated in USD.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2021, the aggregate value of Rule 144A securities was $37,103,556, which represents 40.84% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”

Schedule of investments
Delaware Investments Ultrashort Fund

●	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Summary of abbreviations:
FREMF – Freddie Mac Multifamily
LIBOR – London interbank offered rate
LIBOR01M – ICE LIBOR USD 1 Month
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities
Delaware Investments Ultrashort Fund	March 31, 2021

Assets:
Investments, at value*	$87,244,821
Cash	3,612,633
Interest receivable	138,328
Receivable due from Advisor	16,613
Receivable for fund shares sold	7,743
Total Assets	91,020,138
Liabilities:
Payable for fund shares redeemed	111,596
Reports and statements to shareholders expenses payable to non-affiliates	18,799
Accounting and administration fees payable to non-affiliates	13,909
Dividend disbursing and transfer agent fees and expenses payable to
non-affiliates	11,686
Other accrued expenses	7,613
Audit and tax fees payable	6,500
Distribution payable	840
Dividend disbursing and transfer agent fees and expenses payable to affiliates	647
Accounting and administration expenses payable to affiliates	599
Trustees’ fees and expenses payable	510
Reports and statements to shareholders expenses payable to affiliates	131
Legal fees payable to affiliates	113
Total Liabilities	172,943
Total Net Assets	$90,847,195

Net Assets Consist of:
Paid-in capital	$90,966,862
Total distributable earnings (loss)	(119,667)
Total Net Assets	$90,847,195

Net Asset Value
Class A:
Net assets	$36,109,158
Shares of beneficial interest outstanding, unlimited authorization, no par	3,606,635
Net asset value per share	$10.01
Sales charge	2.00%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$10.21

Class C:
Net assets	$6,015,474
Shares of beneficial interest outstanding, unlimited authorization, no par	600,901
Net asset value per share	$10.01

Statement of assets and liabilities
Delaware Investments Ultrashort Fund

Class L:
Net assets	$44,408,764
Shares of beneficial interest outstanding, unlimited authorization, no par	4,434,873
Net asset value per share	$10.01

Institutional Class:
Net assets	$4,313,799
Shares of beneficial interest outstanding, unlimited authorization, no par	430,695
Net asset value per share	$10.02
____________________
*Investments, at cost	$87,067,030

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Investments Ultrashort Fund	Year ended March 31, 2021

Investment Income:
Interest	$868,376

Expenses:
Management fees	246,898
Distribution expenses — Class A	63,108
Distribution expenses — Class C	72,654
Registration fees	77,430
Dividend disbursing and transfer agent fees and expenses	73,216
Accounting and administration expenses	52,287
Reports and statements to shareholders expenses	40,089
Audit and tax fees	38,930
Legal fees	30,985
Dues and services fees	8,526
Custodian fees	6,376
Trustees’ fees and expenses	4,676
Other	10,320
725,495
Less expenses waived	(260,107)
Less waived distribution expenses — Class A	(63,108)
Less waived distribution expenses — Class C	(72,654)
Less expenses paid indirectly	(524)
Total operating expenses	329,102
Net Investment Income	539,274
Net Realized and Unrealized Gain (Loss):
Net realized loss on investments	(118,765)
Net change in unrealized appreciation (depreciation) of investments	2,098,241
Net Realized and Unrealized Gain	1,979,476
Net Increase in Net Assets Resulting from Operations	$2,518,750

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Investments Ultrashort Fund

	Year ended
	3/31/21	3/31/20
Increase (Decrease) in Net Assets from Operations:
Net investment income	$539,274	$1,617,927
Net realized gain (loss)	(118,765)	86,169
Net change in unrealized appreciation (depreciation)	2,098,241	(2,047,022)
Net increase (decrease) in net assets resulting from
operations	2,518,750	(342,926)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(166,815)	(292,153)
Class C	(53,025)	(165,906)
Class L	(339,492)	(1,106,374)
Institutional Class	(22,001)	(63,663)
	(581,333)	(1,628,096)

Capital Share Transactions:
Proceeds from shares sold:
Class A	39,045,324	13,198,449
Class C	2,560,209	2,450,423
Class L	49,622	20
Institutional Class	4,307,804	19,654,840
Net asset value of shares issued upon reinvestment of
dividends and distributions:
Class A	166,733	277,562
Class C	54,649	156,664
Class L	346,023	1,097,818
Institutional Class	23,467	59,332
	46,553,831	36,895,108

	Year ended
	3/31/21	3/31/20
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(19,247,657)	$(9,508,607)
Class C	(4,160,176)	(2,437,117)
Class L	(3,771,416)	(4,935,394)
Institutional Class	(4,117,049)	(17,326,861)
	(31,296,298)	(34,207,979)
Increase in net assets derived from capital share transactions	15,257,533	2,687,129
Net Increase in Net Assets	17,194,950	716,107
Net Assets:
Beginning of year	73,652,245	72,936,138
End of year	$90,847,195	$73,652,245

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Investments Ultrashort Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$9.75	$9.99	$9.96	$10.00	$10.02

0.07	0.22	0.22	0.14	0.07
0.26	(0.24)	0.03	(0.03)	—
0.33	(0.02)	0.25	0.11	0.07

(0.07)	(0.22)	(0.22)	(0.14)	(0.07)
—	—	—	(0.01)	(0.02)
(0.07)	(0.22)	(0.22)	(0.15)	(0.09)

$10.01	$9.75	$9.99	$9.96	$10.00

3.42%	(0.21% )	2.59%	1.05%	0.76%

$36,109	$15,718	$12,169	$8,722	$9,430
0.40%	0.40%	0.40%	0.40%	0.40%
0.97%	0.97%	0.97%	0.92%	1.08%
0.66%	2.21%	2.24%	1.38%	0.73%
0.09%	1.64%	1.67%	0.86%	0.05%
83%	82%	53%	134%	104%

Financial highlights
Delaware Investments Ultrashort Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$9.75	$9.99	$9.96	$10.00	$10.02

0.07	0.22	0.22	0.14	0.07
0.26	(0.24)	0.03	(0.03)	—
0.33	(0.02)	0.25	0.11	0.07

(0.07)	(0.22)	(0.22)	(0.14)	(0.07)
—	—	—	(0.01)	(0.02)
(0.07)	(0.22)	(0.22)	(0.15)	(0.09)

$10.01	$9.75	$9.99	$9.96	$10.00

3.42%	(0.21% )	2.59%	1.05%	0.75%

$6,015	$7,364	$7,386	$5,752	$7,527
0.40%	0.40%	0.40%	0.40%	0.40%
1.72%	1.72%	1.72%	1.67%	1.83%
0.66%	2.21%	2.24%	1.38%	0.73%

(0.66% )	0.89%	0.92%	0.11%	(0.70% )
83%	82%	53%	134%	104%

Financial highlights
Delaware Investments Ultrashort Fund Class L

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios to average net assets:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$9.75	$9.99	$9.96	$10.00	$10.02

0.07	0.22	0.22	0.14	0.07
0.26	(0.24)	0.03	(0.03)	—
0.33	(0.02)	0.25	0.11	0.07

(0.07)	(0.22)	(0.22)	(0.14)	(0.07)
—	—	—	(0.01)	(0.02)
(0.07)	(0.22)	(0.22)	(0.15)	(0.09)

$10.01	$9.75	$9.99	$9.96	$10.00

3.42%	(0.21% )	2.59%	1.05%	0.75%

$44,409	$46,517	$51,512	$59,084	$68,119
0.40%	0.40%	0.40%	0.40%	0.40%
0.72%	0.72%	0.72%	0.67%	0.83%
0.66%	2.21%	2.24%	1.38%	0.73%
0.34%	1.89%	1.92%	1.11%	0.30%
83%	82%	53%	134%	104%

Financial highlights
Delaware Investments Ultrashort Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.
[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended
3/31/21	3/31/20	3/31/19	3/31/18	3/31/17
$9.75	$9.99	$9.96	$10.00	$10.02

0.07	0.22	0.22	0.14	0.07
0.27	(0.24)	0.03	(0.03)	—
0.34	(0.02)	0.25	0.11	0.07

(0.07)	(0.22)	(0.22)	(0.14)	(0.07)
—	—	—	(0.01)	(0.02)
(0.07)	(0.22)	(0.22)	(0.15)	(0.09)

$10.02	$9.75	$9.99	$9.96	$10.00

3.52%	(0.21% )	2.59%	1.05%	0.75%

$4,314	$4,053	$1,869	$418	$331
0.40%	0.40%	0.40%	0.40%	0.40%
0.72%	0.72%	0.72%	0.67%	0.83%
0.66%	2.21%	2.24%	1.38%	0.73%
0.34%	1.89%	1.92%	1.11%	0.30%
83%	82%	53%	134%	104%

Notes to financial statements
Delaware Investments Ultrashort Fund	March 31, 2021

Delaware Group® Cash Reserve (Trust) is organized as a Delaware statutory trust and offers one series, Delaware Investments Ultrashort Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class L, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 2.00%. There is no front-end sales charge when you purchase $500,000 or more of Class A shares. Delaware Distributors, L.P. (DDLP) does not currently pay financial intermediaries a commission on your purchase of $500,000 or more of Class A shares. However, if in the future the Distributor pays your financial intermediary a commission on your purchase of $500,000 or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 0.75% if you redeem these shares within the first year after your purchase, unless a specific waiver of the Limited CDSC applies. Class L and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations (CMOs), commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended March 31, 2021 and for all open tax years (years ended March 31, 2018–March 31, 2020), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended March 31, 2021, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are accreted or amortized to interest income, respectively, over the lives of the respective securities using the effective interest method. Premiums on callable debt securities are amortized to interest income to the earliest call date using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended March 31, 2021, the Fund earned $524 under this arrangement.

Notes to financial statements
Delaware Investments Ultrashort Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rate of 0.30% on average daily net assets of the Fund.

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any distribution and service (12b-1) fees, taxes, interest, acquired fund fees and expenses, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 0.40% of the Fund’s average daily net assets from April 1, 2020 through March 31, 2021.* These waivers and reimbursements may only be terminated by agreement of DMC and the Fund.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended March 31, 2021, the Fund was charged $6,789 for these services.

DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended March 31, 2021, the Fund was charged $7,439 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment

Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub- transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares, and 1.00% of the average daily net assets of the Class C shares. The fees are calculated daily and paid monthly. Class L and Institutional Class shares do not pay 12b-1 fees. DDLP has contracted to limit the 12b-1 fees to 0.00% of average daily net assets for Class A and Class C shares from April 1, 2020 through March 31, 2021.*

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended March 31, 2021, the Fund was charged $2,545 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended March 31, 2021, DDLP earned $1,607 for commissions on sales of the Fund’s Class A shares. For the year ended March 31, 2021, DDLP received gross CDSC commissions of $850 and $996 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.
____________________

*	The aggregate contractual waiver period covering this report is from July 26, 2019 through July 29, 2021.

3. Investments

For the year ended March 31, 2021, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$67,033,720
Purchases of US government securities	1,775,156
Sales other than US government securities	59,570,060

Notes to financial statements
Delaware Investments Ultrashort Fund

3. Investments (continued)

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments, but approximates the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At March 31, 2021, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for the Fund were as follows:

Cost of investments	$87,067,030
Aggregate unrealized appreciation of investments	$223,516
Aggregate unrealized depreciation of investments	(45,725)
Net unrealized appreciation of investments	$177,791

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of March 31, 2021:

Level 2
Securities
Assets:
Agency Collateralized Mortgage Obligations	$3,751,479
Agency Commercial Mortgage-Backed Security	1,768,404
Collateralized Debt Obligations	1,999,485
Commercial Paper	9,729,706
Corporate Bonds	30,428,951
Non-Agency Asset-Backed Securities	38,042,802
Non-Agency Collateralized Mortgage Obligations	1,523,994
Total Value of Securities	$87,244,821

During the year ended March 31, 2021, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the year ended March 31, 2021, there were no Level 3 investments.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the year in relation to the Fund’s net assets. During the year ended March 31, 2021, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended March 31, 2021 and 2020 were as follows:

	Year ended
	3/31/21	3/31/20
Ordinary income	$581,333	$1,628,096
Total	$581,333	$1,628,096

Notes to financial statements
Delaware Investments Ultrashort Fund

5. Components of Net Assets on a Tax Basis

As of March 31, 2021, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$90,966,862
Undistributed ordinary income	1,763
Distributions payable	(840)
Capital loss carryforwards	(298,381)
Unrealized appreciation (depreciation) of investments and foreign currencies	177,791
Net assets	$90,847,195

There are no differences between book basis and tax basis components of net assets.

The Fund has capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$298,381	$—	$298,381

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Results of operations and net assets were not affected by these reclassifications. For the year ended March 31, 2021, the Fund had no reclassifications.

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	3/31/21	3/31/20
Shares sold:
Class A	3,900,641	1,329,041
Class C	255,901	246,152
Class L	4,980	2
Institutional Class	430,685	1,962,612

Shares issued upon reinvestment of dividends and distributions:
Class A	16,691	27,774
Class C	5,476	15,674
Class L	34,677	109,812
Institutional Class	2,348	5,966
	4,651,399	3,697,033

Shares redeemed:
Class A	(1,923,584)	(962,163)
Class C	(416,131)	(245,583)
Class L	(377,019)	(493,853)
Institutional Class	(417,954)	(1,740,036)
	(3,134,688)	(3,441,635)
Net increase	1,516,711	255,398

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and the “Statements of changes in net assets”. For the years ended March 31, 2021 and 2020, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
	Shares	Shares	Shares	Shares	Value
Year ended
3/31/21	2,169	27,462	27,468	2,170	$296,935
Year ended
3/31/20	—	5,791	5,793	—	58,111

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $250,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Agreement was

Notes to financial statements
Delaware Investments Ultrashort Fund

7. Line of Credit (continued) increased to $275,000,000 on May 6, 2020. Under the Agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expired on November 2, 2020.

On November 2, 2020, the Fund, along with the other Participants entered into an amendment to the Agreement for an amount of $225,000,000 to be used as described above. It operates in substantially the same manner as the original Agreement with the addition of an upfront fee of 0.05%, which was allocated across the Participants. The line of credit available under the Agreement expires on November 1, 2021.

The Fund had no amounts outstanding as of March 31, 2021, or at any time during the year then ended.

8. Credit and Market Risks

Beginning in January 2020, global financial markets have experienced and may continue to experience significant volatility resulting from the spread of a novel coronavirus known as COVID-19. The outbreak of COVID-19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID-19 have and may continue to adversely affect the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the Fund’s performance.

IBOR is the risk that changes related to the use of the London interbank offered rate (LIBOR) and other interbank offered rate (collectively, “IBORs” ) could have adverse impacts on financial instruments that reference LIBOR (or the corresponding IBOR). The abandonment of LIBOR could affect the value and liquidity of instruments that reference LIBOR. The use of alternative reference rate products may impact investment strategy performance. These risks may also apply with respect to changes in connection with other IBORs, such as the euro overnight index average (EONIA), which are also the subject of recent reform.

The Fund is subject to prepayment risk, which is the risk that the principal on mortgage-backed or asset-backed securities may be prepaid at any time, which will reduce the yield and market value.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933 (Act), as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. The Fund may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 5% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Recent Accounting Pronouncements

In August 2018, FASB issued an Accounting Standards Update (ASU), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Management has implemented ASU 2018-13 on the financial statements.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. As of the financial reporting period, Management is evaluating the impact of applying this ASU.

11. Subsequent Events

On December 2, 2020, Waddell & Reed Financial, Inc. (WDR), the parent company of Ivy Investment Management Company, the investment adviser of the Ivy Funds Complex (the Ivy Funds), and Macquarie Management Holdings, Inc., the U.S. holding company for Macquarie Group Limited’s U.S. asset management business (Macquarie), announced that they had entered into an agreement whereby Macquarie would acquire the investment management business of WDR (the “Transaction”). The Transaction closed on April 30, 2021. The Ivy Funds, as part of Delaware Funds® by Macquarie, are now managed by DMC and distributed by DDLP.

Notes to financial statements
Delaware Investments Ultrashort Fund

11. Subsequent Events (continued)

Management has determined that no other material events or transactions occurred subsequent to March 31, 2021, that would require recognition or disclosure in the Fund’s financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Delaware Group® Cash Reserve and Shareholders of Delaware Investments Ultrashort Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Investments Ultrashort Fund (the “Fund”) as of March 31, 2021, the related statement of operations for the year ended March 31, 2021, the statements of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2021 and the financial highlights for each of the five years in the period ended March 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
May 20, 2021

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

Other Fund information (Unaudited)
Delaware Investments Ultrashort Fund

Tax Information

The information set forth below is for the Fund’s fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended March 31, 2021, the Fund reports distributions paid during the year as follows:

(A) Ordinary Income Distributions (Tax Basis)	100.00%
Total Distributions (Tax Basis)	100.00%
____________________

(A) is based on a percentage of the Fund’s total distributions.

For the fiscal year ended March 31, 2021, certain distributions paid by the Fund, determined to be from Qualified Interest Income may be subject to relief from US withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004; the Tax Relief Unemployment Insurance Reauthorization, and Job Creation Act of 2010; and as extended by the American Taxpayer Relief Act of 2012. For the fiscal year ended March 31, 2021, the Fund has reported maximum distributions of Qualified Interest Income of $514,026.

The percentage of the ordinary dividends reported by the Fund is treated as a Section 163(j) interest dividend and thus is eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder is 100.00%.

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Interested Trustee

Shawn K. Lytle[1]	President,	President and	Global Head of Macquarie	160	Trustee — UBS Relationship
610 Market Street	Chief Executive	Chief Executive	Investment Management[2]		Funds, SMA Relationship Trust,
Philadelphia, PA	Officer,	Officer	(January 2019–Present)		and UBS Funds
19106-2354	and Trustee	since August 2015	Head of Americas of		(May 2010–April 2015)
February 1970		Trustee since	Macquarie Group
		September 2015	(December 2017–Present)
Deputy Global Head of
Macquarie Investment
Management
(2017–2019)
Head of Macquarie Investment
Management Americas
(2015–2017)

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer
Independent Trustees

Jerome D.	Trustee	Since January 2019	Managing Member, Stonebrook	160	None
Abernathy			Capital Management, LLC
610 Market Street			(financial technology: macro
Philadelphia, PA			factors and databases)
19106-2354			(January 1993-Present)
July 1959

Thomas L. Bennett	Chair and Trustee	Trustee since March	Private Investor	160	None
610 Market Street		2005	(March 2004–Present)
Philadelphia, PA		Chair since March
19106-2354		2015
October 1947

Ann D. Borowiec	Trustee	Since March 2015	Chief Executive Officer, Private	160	Director — Banco Santander
610 Market Street			Wealth Management		International
Philadelphia, PA			(2011–2013) and Market		(October 2016–December 2019)
19106-2354			Manager, New Jersey Private		Director — Santander Bank, N.A.
November 1958			Bank (2005–2011) — J.P.		(December 2016–December
			Morgan Chase & Co.		2019)

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Joseph W. Chow	Trustee	Since January 2013	Private Investor	160	Director and Audit Committee
610 Market Street			(April 2011–Present)		Member — Hercules Technology
Philadelphia, PA					Growth Capital, Inc.
19106-2354					(July 2004–July 2014)
January 1953

John A. Fry	Trustee	Since January 2001	President — Drexel University	160	Director; Compensation
610 Market Street			(August 2010–Present)		Committee and Governance
Philadelphia, PA			President — Franklin & Marshall		Committee Member —
19106-2354			College (July 2002–June 2010)		Community Health Systems
May 1960					(May 2004–Present)
Director — Drexel Morgan & Co.
(2015–2019)
Director, Audit and
Compensation Committee
Member — vTv Therapeutics Inc.
(2017–Present)
Director and Audit Committee
Member — FS Credit Real Estate
Income Trust, Inc.
(2018–Present)
Director — Federal Reserve
Bank of Philadelphia
(January 2020–Present)

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Frances A.	Trustee	Since September	Private Investor	160	Trust Manager and Audit
Sevilla-Sacasa		2011	(January 2017–Present)		Committee Chair — Camden
610 Market Street			Chief Executive Officer — Banco		Property Trust
Philadelphia, PA			Itaú International		(August 2011–Present)
19106-2354			(April 2012–December 2016)		Director; Strategic
January 1956			Executive Advisor to Dean		Planning and Reserves
			(August 2011–March 2012) and		Committee and Nominating
			Interim Dean		and Governance
			(January 2011–July 2011) —		Committee Member —
			University of Miami School of		Callon Petroleum Company
			Business Administration		(December 2019–Present)
			President — U.S. Trust, Bank of		Director — New Senior
			America Private Wealth		Investment Group Inc.
			Management (Private Banking)		(January 2021–Present)
			(July 2007-December 2008)		Director; Audit Committee
Member — Carrizo Oil & Gas,
Inc. (March 2018–December
2019)

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Thomas K. Whitford	Trustee	Since January 2013	Vice Chairman (2010–April 2013)	160	Director — HSBC North America
610 Market Street			— PNC Financial Services Group		Holdings Inc.
Philadelphia, PA					(December 2013–Present)
19106-2354					Director — HSBC USA Inc.
March 1956					(July 2014–Present)
Director — HSBC Bank USA,
National Association
(July 2014–March 2017)
Director — HSBC Finance
Corporation
(December 2013–April 2018)

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Christianna Wood	Trustee	Since January 2019	Chief Executive Officer and	160	Director; Finance Committee and
610 Market Street			President — Gore Creek Capital,		Audit Committee Member —
Philadelphia, PA			Ltd. (August 2009–Present)		H&R Block Corporation
19106-2354					(July 2008–Present)
August 1959					Director; Investments
Committee, Capital and Finance
Committee, and Audit
Committee Member — Grange
Insurance (2013–Present)
Trustee; Chair of Nominating and
Governance Committee and
Audit Committee Member — The
Merger Fund (2013–Present), The
Merger Fund VL (2013–Present);
WCM Alternatives: Event-Driven
Fund (2013–Present), and WCM
Alternatives: Credit Event Fund
(December 2017–Present)
Director; Chair of Governance
Committee and Audit Committee
Member — International
Securities Exchange (2010–2016)

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Janet L. Yeomans	Trustee	Since April 1999	Vice President and Treasurer	160	Director; Personnel and
610 Market Street			(January 2006–July 2012), Vice		Compensation Committee Chair;
Philadelphia, PA			President — Mergers &		Member of Nominating,
19106-2354			Acquisitions		Investments, and Audit
July 1948			(January 2003–January 2006),		Committees for various periods
			and Vice President and Treasurer		throughout directorship —
			(July 1995–January 2003) — 3M		Okabena Company (2009–2017)
Company

Officers

David F. Connor	Senior Vice President,	Senior Vice President,	David F. Connor has served in	160	None[3]
610 Market Street	General Counsel, and	since May 2013;	various capacities at different
Philadelphia, PA	Secretary	General Counsel	times at Macquarie Investment
19106-2354		since May 2015;	Management.
December 1963		Secretary since
October 2005

Daniel V. Geatens	Senior Vice President	Senior Vice President	Daniel V. Geatens has served in	160	None[3]
610 Market Street	and Treasurer	and Treasurer since	various capacities at different
Philadelphia, PA		October 2007	times at Macquarie Investment
19106-2354			Management.
October 1972

Board of trustees / directors and officers addendum
Delaware Funds® by Macquarie

				Number of	Other
			Principal	Portfolios in Fund	Directorships
Name,	Position(s)		Occupation(s)	Complex Overseen	Held by
Address,	Held with	Length of Time	During the	by Trustee	Trustee
and Birth Date	Fund(s)	Served	Past Five Years	or Officer	or Officer

Richard Salus	Senior Vice President	Senior Vice President	Richard Salus has served in	160	None
610 Market Street	and Chief Financial	and Chief Financial	various capacities at different
Philadelphia, PA	Officer	Officer since	times at Macquarie Investment
19106-2354		November 2006	Management.
October 1963

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.
[2]	Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.
[3]	David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust and he is the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

Board of trustees

Shawn K. Lytle
President and
Chief Executive Officer
Delaware Funds®
by Macquarie
Philadelphia, PA

Jerome D. Abernathy
Managing Member,
Stonebrook Capital
Management, LLC
Jersey City, NJ

Thomas L. Bennett
Chairman of the Board
Delaware Funds
by Macquarie
Private Investor
Rosemont, PA

Ann D. Borowiec
Former Chief Executive
Officer
Private Wealth Management
J.P. Morgan Chase & Co.
New York, NY

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Boston, MA

John A. Fry
President
Drexel University
Philadelphia, PA

		Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL Thomas K. Whitford Former Vice Chairman PNC Financial Services Group Pittsburgh, PA	Christianna Wood Chief Executive Officer and President Gore Creek Capital, Ltd. Golden, CO Janet L. Yeomans Former Vice President and Treasurer 3M Company St. Paul, MN

Affiliated officers

David F. Connor Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Daniel V. Geatens Senior Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This annual report is for the information of Delaware Investments Ultrashort Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds® by Macquarie Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Jerome D. Abernathy
John A. Fry
Thomas K. Whitford, Chair
Christianna Wood

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $32,380 for the fiscal year ended March 31, 2021.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $33,140 for the fiscal year ended March 31, 2020.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2021.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $903,282 for the registrant’s fiscal year ended March 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended March 31, 2020.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $909,000 for the registrant’s fiscal year ended March 31, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $6,500 for the fiscal year ended March 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2021.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $6,500 for the fiscal year ended March 31, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2020.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2021.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2021. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended March 31, 2020.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended March 31, 2020. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds® by Macquarie.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $50,000 per Fund

Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters up to $10,000 per Fund

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)

up to $25,000 in the aggregate
Audit-Related Services

Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)

up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $8,455,000 and $4,687,000 for the registrant’s fiscal years ended March 31, 2021 and March 31, 2020, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® CASH RESERVE

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	June 4, 2021

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	June 4, 2021